Postretirement Benefit Plans - Summary of Actual Pension Plan Asset Allocation (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Actual benefit plan asset allocation	100.00%	100.00%
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual benefit plan asset allocation	33.00%	32.00%
Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual benefit plan asset allocation	44.00%	47.00%
Insurance Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual benefit plan asset allocation	7.00%	7.00%
Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual benefit plan asset allocation	16.00%	14.00%